Securities - Summary of Securities Maturity Schedule (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 459,930	$ 367,544
Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	121,899	119,320
Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59,038	44,445
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	21,492	10,916
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22,825	19,133
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,563	4,132
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,468	8,518
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,527	1,603
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	163	143
Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,968	18,680
Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,615	5,132
Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,353	13,548
Trading securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,879	56,176
Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,842	56,119
Trading securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	37	57
Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14	19
Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,830	4,707
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	388	319
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		32
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	388	287
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,114	4,081
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,292	3,362
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	652	587
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	170	132
Non trading financial assets at fair value through profit or loss [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	328	307
Non trading financial assets at fair value through profit or loss [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	293	277
Non trading financial assets at fair value through profit or loss [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	35	30
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,739	4,040
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,069	1,413
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,129	164
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11	67
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	384	794
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	545	388
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,670	2,627
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,180	1,888
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	490	739
Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	100,783	108,980
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	78,283	83,171
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,126	9,663
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33,034	40,737
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,756	14,407
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,502	12,927
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,865	5,437
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,901	23,969
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,006	15,888
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		247
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,895	7,834
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,599	1,840
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,387	1,598
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	212	242
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	227,679	130,497
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	174,593	78,275
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,981	4,771
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	113,845	43,214
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	37,140	28,019
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,627	2,271
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	53,086	52,222
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	27,197	28,763
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,992	16,236
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	887	99
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,010	$ 7,124
Within 1 year [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	109,996
Within 1 year [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	28,313
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,744
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,124
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,615
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,085
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,621
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	299
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,569
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	816
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,753
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	112
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	112
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	112
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,974
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,600
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,129
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	146
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	325
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	374
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	309
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	65
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22,310
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,182
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,144
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,516
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,988
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,368
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,166
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,128
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	954
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,174
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	57,287
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,016
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,046
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	36,788
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,105
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	77
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,271
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	203
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,059
One to Three Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	85,932
One to Three Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,050
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,730
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,774
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,466
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	915
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	984
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	575
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16
One to Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,317
One to Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,500
One to Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,817
One to Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3
One to Three Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,044
One to Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,044
One to Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,997
One to Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,227
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	218
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	137
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	70
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,009
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	757
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	252
One to Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30,999
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25,451
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,922
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,497
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,025
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,308
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,699
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,548
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,978
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,570
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	35,612
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25,919
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,201
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,987
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,438
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	293
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,693
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,856
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	49
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,788
Three to Five Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	70,704
Three to Five Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,112
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,857
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	431
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,235
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	554
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	904
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	653
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	80
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,249
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,284
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,965
Three to Five Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6
Three to Five Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	808
Three to Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	808
Three to Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	527
Three to Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	281
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	959
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	151
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	101
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	808
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	635
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	173
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,981
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,556
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,120
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,467
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	539
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,430
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,425
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,906
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,519
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	38,844
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	28,233
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,036
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,045
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,077
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,075
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,611
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,811
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,746
Five To Ten Years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58,556
Five To Ten Years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,447
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,560
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,335
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	781
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,460
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	917
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67
Five To Ten Years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,882
Five To Ten Years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,310
Five To Ten Years [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,572
Five To Ten Years [member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5
Five To Ten Years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	598
Five To Ten Years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	598
Five To Ten Years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	598
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	458
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	457
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	457
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,850
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,589
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,434
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,031
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	204
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,920
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,261
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,649
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,612
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	32,203
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	28,033
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	643
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,086
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,520
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,784
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,170
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,102
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	80
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	573
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,415
Over 10 years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	87,442
Over 10 years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,098
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,147
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	828
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,728
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	549
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,042
Over 10 years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	951
Over 10 years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	705
Over 10 years [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	246
Over 10 years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	446
Over 10 years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	388
Over 10 years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	388
Over 10 years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58
Over 10 years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	121
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	99
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	99
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22
Over 10 years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,044
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,505
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	506
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,523
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	476
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,539
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,519
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	63,733
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	36,392
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,055
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33,939
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	398
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	27,341
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,419
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,912
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
With no Specific Maturity [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,300
With no Specific Maturity [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,879
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,879
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,842
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	37
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	822
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	494
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	324
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	170
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	328
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	293
With no Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	35
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,599
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,599
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,387
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 212